Fees Summary	Mar. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,983,006,000
Previously Paid Amount	0
Total Fee Amount	1,528,398.22
Total Offset Amount	0
Net Fee	1,528,398.22
Narrative - Max Aggregate Offering Price	$ 9,983,006,000
Final Prospectus	true